Segment Information (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Results of Operations and Other Information by Segment
The following tables present, by segment, the Company's assets, capital expenditures, and depreciation and amortization.

	December 31
($ in millions)	2013	2012	2011
Assets
Ingalls	$1,663	$1,620	1,637
Newport News	3,111	3,068	2,960
Corporate	1,451	1,704	1,472
Total assets	$6,225	$6,392	$6,069

	Year Ended December 31
($ in millions)	2013	2012	2011
Capital Expenditures
Ingalls	$44	$37	$60
Newport News	93	125	134
Corporate	2	—	3
Total capital expenditures	$139	$162	$197

	Year Ended December 31
($ in millions)	2013	2012	2011
Depreciation and Amortization
Ingalls	$125	$89	$91
Newport News	100	95	93
Corporate	1	—	—
Total depreciation and amortization	$226	$184	$184
Results of Operations by Segment

	Year Ended December 31
($ in millions)	2013	2012	2011
Sales and Service Revenues
Ingalls	$2,441	$2,532	$2,582
Newport News	4,382	4,180	4,010
Intersegment eliminations	(3)	(4)	(17)
Total sales and service revenues	$6,820	$6,708	$6,575
Operating Income (Loss)
Ingalls	$165	$85	$(230)
Newport News	402	372	352
Total segment operating income (loss)	567	457	122
Non-segment factors affecting operating income (loss)
FAS/CAS Adjustment	(61)	(80)	(23)
Deferred state income taxes	6	(19)	1
Total operating income (loss)	$512	$358	$100